Borrowings	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Borrowings
16.	Borrowings
Details of borrowings as at December 31, 2020 and 2021, are as follows:
Debentures

(In millions of Korean won and thousands of foreign currencies)			December 31, 2020			December 31, 2021
Type	Maturity	Annual interest rates	Foreign currency	Korean won		Foreign currency	Korean won
MTNP notes 1	Sep. 7, 2034	6.500%	USD 100,000	￦	108,800	USD 100,000	￦	118,550
MTNP notes	Jul. 18, 2026	2.500%	USD 400,000		435,200	USD 400,000		474,200
MTNP notes	Aug. 7, 2022	2.625%	USD 400,000		435,200	USD 400,000		474,200
FR notes 2	Aug. 23, 2023	LIBOR(3M)+0.90%	USD 100,000		108,800	USD 100,000		118,550
MTNP notes	Jul. 6, 2021	—	JPY 16,000,000		168,682	—		—
MTNP notes	Jul. 19, 2022	0.220%	JPY 29,600,000		312,061	JPY 29,600,000		304,951
MTNP notes	Jul. 19, 2024	0.330%	JPY 400,000		4,217	JPY 400,000		4,121
MTNP notes	Sep. 1, 2025	1.000%	USD 400,000		435,200	USD 400,000		474,200
FR notes 2	Nov. 1, 2024	LIBOR(3M)+0.98%	USD 350,000		380,800	USD 350,000		414,925
FR notes 2	Jun. 19, 2023	SOR(6M)+0.5%	SGD 284,000		233,510	SGD 284,000		249,108
MTNP notes	Jan. 21, 2027	1.375%	—		—	USD 300,000		355,650
The 180-2nd Public bond	Apr. 26, 2021	—	—		380,000	—		—
The 181-3rd Public bond	Aug. 26, 2021	—	—		250,000	—		—
The 182-2nd Public bond	Oct. 28, 2021	—	—		100,000	—		—
The 183-2nd Public bond	Dec. 22, 2021	—	—		90,000	—		—
The 183-3rd Public bond	Dec. 22, 2031	4.270%	—		160,000	—		160,000
The 184-2nd Public bond	Apr. 10, 2023	2.950%	—		190,000	—		190,000
The 184-3rd Public bond	Apr. 10, 2033	3.170%	—		100,000	—		100,000
The 186-3rd Public bond	Jun. 26, 2024	3.418%	—		110,000	—		110,000
The 186-4th Public bond	Jun. 26, 2034	3.695%	—		100,000	—		100,000
The 187-3rd Public bond	Sep. 2, 2024	3.314%	—		170,000	—		170,000
The 187-4th Public bond	Sep. 2, 2034	3.546%	—		100,000	—		100,000
The 188-2nd Public bond	Jan. 29, 2025	2.454%	—		240,000	—		240,000
The 188-3rd Public bond	Jan. 29, 2035	2.706%	—		50,000	—		50,000
The 189-2nd Public bond	Jan. 28, 2021	—	—		130,000	—		—
The 189-3rd Public bond	Jan. 28, 2026	2.203%	—		100,000	—		100,000
The 189-4rd Public bond	Jan. 28, 2036	2.351%	—		70,000	—		70,000
The 190-1st Public bond	Jan. 29, 2021	—	—		110,000	—		—
The 190-2nd Public bond	Jan. 30, 2023	2.749%	—		150,000	—		150,000
The 190-3rd Public bond	Jan. 30, 2028	2.947%	—		170,000	—		170,000
The 190-4th Public bond	Jan. 30, 2038	2.931%	—		70,000	—		70,000
The 191-1st Public bond	Jan. 14, 2022	2.048%	—		220,000	—		220,000
The 191-2nd Public bond	Jan. 15, 2024	2.088%	—		80,000	—		80,000
The 191-3rd Public bond	Jan. 15, 2029	2.160%	—		110,000	—		110,000
The 191-4th Public bond	Jan. 14, 2039	2.213%	—		90,000	—		90,000
The 192-1st Public bond	Oct. 11, 2022	1.550%	—		340,000	—		340,000
The 192-2nd Public bond	Oct. 11, 2024	1.578%	—		100,000	—		100,000
The 192-3rd Public bond	Oct. 11, 2029	1.622%	—		50,000	—		50,000
The 192-4th Public bond	Oct. 11, 2039	1.674%	—		110,000	—		110,000
The 193-1st Public bond	Jun. 16, 2023	1.174%	—		150,000	—		150,000
The 193-2nd Public bond	Jun. 17, 2025	1.434%	—		70,000	—		70,000
The 193-3rd Public bond	Jun. 17, 2030	1.608%	—		20,000	—		20,000
The 193-4th Public bond	Jun. 15, 2040	1.713%	—		60,000	—		60,000
The 194-1st Public bond	Jan. 26. 2024	1.127%	—		—	—		130,000
The 194-2nd Public bond	Jan. 27. 2026	1.452%	—		—	—		140,000
The 194-3rd Public bond	Jan. 27. 2031	1.849%	—		—	—		50,000
The 194-4th Public bond	Jan. 25. 2041	1.976%	—		—	—		80,000

(In millions of Korean won and thousands of foreign currencies)			December 31, 2020			December 31, 2021
Type	Maturity	Annual interest rates	Foreign currency	Korean won		Foreign currency	Korean won
The 195-1st Public bond	Jun. 10. 2024	1.387%	—	￦	—	—	￦	180,000
The 195-2nd Public bond	Jun. 10. 2026	1.806%	—		—	—		80,000
The 195-3rd Public bond	Jun. 06. 2031	2.168%	—		—	—		40,000
The 18-1st Won-denominated unsecured bond	Jul. 02. 2024	1.844%	—		—	—		100,000
The 18-2nd Won-denominated unsecured bond	Jul. 02. 2026	2.224%	—		—	—		50,000
The 148th Won-denominated unsecured bond	Jun. 23. 2023	1.513%	—		100,000	—		100,000
The 149-1st Won-denominated unsecured bond	Mar. 08. 2024	1.440%	—		—	—		70,000
The 149-2nd Won-denominated unsecured bond	Mar. 10. 2026	1.756%	—		—	—		30,000
The 150-1st Won-denominated unsecured bond	Apr. 07. 2023	1.154%	—		—	—		20,000
The 150-2nd Won-denominated unsecured bond	Apr. 08. 2024	1.462%	—		—	—		30,000
The 151-1st Won-denominated unsecured bond	May 12. 2023	1.191%	—		—	—		10,000
The 151-2nd Won-denominated unsecured bond	May 14. 2024	1.432%	—		—	—		40,000
The 152-1st Won-denominated unsecured bond	Aug. 30. 2024	1.813%	—		—	—		80,000
The 152-2nd Won-denominated unsecured bond	Aug. 28. 2026	1.982%	—		—	—		20,000
The 153-1st Won-denominated unsecured bond	Nov. 10. 2023	2.310%	—		—	—		30,000
The 153-2nd Won-denominated unsecured bond	Nov. 11. 2024	2.425%	—		—	—		70,000
The 154th Won-denominated unsecured bond	Jan. 23. 2025	2.511%	—		—	—		40,000

Subtotal					6,962,470			7,558,455
Less: Current portion					(1,228,283)			(1,337,714)
Discount on bonds					(19,847)			(22,093)

Total				￦	5,714,340		￦	6,198,648

1
As at December 31, 2021, the Group has outstanding notes in the amount of USD 2,000 million with fixed interest rates under Medium Term Note Program (“MTNP”) registered in the Singapore Stock Exchange, which allowed issuance of notes of up to USD 100 million. However, the MTNP has been terminated since 2007.

2
The Libor (3M) and SOR (6M) is approximately 0.209% and 0.431%, respectively as at December 31, 2021. The loan has not been converted to an alternative indicator interest rate, and the Group is reviewing the impact of switching to an alternative indicator interest rate.

Convertible bonds

(In millions of Korean won and thousands of foreign currencies)
Type	Issuance date	Maturity	Annual interest rate	December 31, 2020		December 31, 2021
The 1st CB(Private) 1,2	Jun. 5, 2020	Jun. 5, 2025	0.00%	￦	8,000	￦	8,000
Redemption premium					2,267		2,267
Bond discount issuance					(4,644)		(3,825)

Subtotal				￦	5,623	￦	6,442

Current portion				￦	—	￦	—

Total				￦	5,623	￦	6,442

1	Common shares of Storywiz Co., Ltd. are subject to conversio n (appraisal period: June 5, 2021~ May 4, 2025).
2	Nominal interest rate and maturity yield is approximately 0% and 5% and will be settled on maturity
Redeemable convertible preferred stock

( I n millions of Korean won)
Type	Transition period	Repayment period	Dividend		December 31, 2020	December 31, 2021
Redeemable convertible preferred stock 1	For 10 years from the day after the first issue	From the day after three years have elapsed from the date of issuance to the expiration date of the preferred residence period	Priority dividend equivalent to 1% of the par value (accumulated)	￦	—	￦	2,979

1
The redeemable convertible preferred stock was issued in
BOOK CLUB
MILLIE
,
 and the part acquired by GENIE Music Corporation was excluded. Redeemable convertible preferred stock are measured according to the effective interest rate at the time of issuance, and the conversion ratio is one subsidiary stock per preferred stock (adjusted based on the issuance price under certain conditions). The repayment value is the amount obtained by subtracting the base payment dividend from the total amount of interest calculated by applying
6% annual compound interest fr
om the issuance date to the repayment date (But, for some orders, 3% annual compound interest is applied).

Short-term borrowings

(In millions of Korean won)			December 31, 2020		December 31, 2021
Type	Financial institution	Annual interest rates
Operational	NongHyup Bank	—	￦	40,189	￦	—
	Shinhan Bank	2.980%		22,500		4,500
	Shinhan Bank	—		10,000		—
	Woori Bank	—		1,900		—
	Woori Bank 1	KORIBOR(3M) + 1.970%		—		20,000
	Korea Development Bank	2.210% ~ 3.680%		10,000		16,000
	Industrial Bank of Korea	2.550%		200		6,000
	Hana Bank	1.420%		11,000		5,000
	KB SECURITIES	1.240% ~ 1.380%		—		71,000
	Shinhan Investment	1.240% ~ 1.930%		—		73,000
	KIWOOM Securities	1.380% ~ 1.930%		—		63,000
	NH INVESTMENT & SECURITIES	1.240% ~ 1.380%		—		53,000
	Korea Investment & Securities	1.240%		—		10,000
	HSBC	2.075%		—		17,427

	Total		￦	95,789	￦	338,927

1	The KORIBOR (3M) is approximately 1.410% as at December 31, 2021.
Long-term borrowings

( I n millions of Korean won and thousands of foreign currencies)			December 31, 2020			December 31, 2021
Financial institution	Type	Annual interest rates	Foreign currency	Korean won		Foreign currency	Korean won
Export-Import Bank of Korea	Inter-Korean Cooperation Fund 1	1.000%	—	￦	2,961	—	￦	2,467
CA-CIB	Long-term CP	1.260%	—		100,000	—		100,000
Shinhan Bank	Facility loans 2	LIBOR(3M)+1.140%	USD 25,918		28,199	USD 25,918		30,726
	General loans 2	LIBOR(3M)+1.650%	USD 8,910		9,694	USD 8,910		10,563
	General loans 2	LIBOR(3M)+2.130%	USD 25,000		27,200	USD 25,000		29,638
	General loans 2	LIBOR(3M)+1.847%	—		—	USD 13,000		15,412
	General loans	1.900% ~ 3.230%	—		—	USD 31,472		37,345
	General loans	—	—		5,000	—		—
Industrial Bank of Korea	General loans	—	—		6,000	—		—
NongHyup Bank	Facility loans	—	—		54	—		—
	PF loans	2.280%	—		—	—		46,267
Woori Bank	General loans 2	EURIBOR(3M)+0.900%	—		—	EUR 7,700		10,336
	General loans	3.320%	—		—	—		15,000
	PF loans	2.000% ~ 2.820%	—		—	—		23,614
	CP	2.302%	—		—	—		88,510
Korea Development Bank	General loans	1.920% ~ 3.000%	—		—	—		39,000
	General loans	—	—		10,000	—		—
	General loans	—	—		30,000	—		—
Kyobo Life Insurance	PF loans	2.280%	—		—	—		41,640

( I n millions of Korean won and thousands of foreign currencies)			December 31, 2020			December 31, 2021
Financial institution	Type	Annual interest rates	Foreign currency	Korean won		Foreign currency	Korean won
Standard Chartered First Bank Korea	PF loans	2.280%	—	￦	—	—	￦	27,760
Samsung Life Insurance	PF loans	1.860%	—		—	—		23,133
Kookmin Bank and others 2	Facility loans 2	LIBOR(3M)+1.850%	USD 48,855		53,155	USD 9,771		11,584

Subtotal					272,263			552,995
Less: Current portion					(94,042)			(51,803)

				￦	178,221		￦	501,192

1	The above Inter-Korean Cooperation Fund is repayable in installments over 13 years after a seven-year grace period.
2
LIBOR (3M) and EURIBOR (3M) are approximately 0.209% and
-
0.583%,
respectively, as at December 31, 2021. The loan has not been converted to an alternative indicator interest rate, and the Group is reviewing the impact of switching to an alternative indicator interest rate.

Repayment schedule of the Group’s borrowings including the portion of current liabilities as at December 31, 2021 is as follows:

( I n millions of Korean won)
	Bonds						Borrowings						Total
	In local currency		In foreign currency		Sub- total		In local currency		In foreign currency		Sub- total
Jan. 1, 2022 ~ Dec. 31, 2022	￦	560,000	￦	779,151	￦	1,339,151	￦	330,994	￦	59,736	￦	390,730	￦	1,729,881
Jan. 1, 2023 ~ Dec. 31, 2023		650,000		367,658		1,017,658		15,493		55,612		71,105		1,088,763
Jan. 1, 2024 ~ Dec. 31, 2024		1,160,000		419,046		1,579,046		135,494		23,971		159,465		1,738,511
Jan. 1, 2025 ~ Dec. 31, 2025		358,000		474,200		832,200		144,293		—		144,293		976,493
After Jan. 1, 2026		1,869,465		948,400		2,817,865		114,107		23,710		137,817		2,955,682

Total	￦	4,597,465	￦	2,988,455	￦	7,585,920	￦	740,381	￦	163,029	￦	903,410	￦	8,489,330